Subsequent events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

Note 19    Subsequent events

Orange Concessions

On January 22, 2021, Orange has entered into an exclusive agreement with La Banque des Territoires (Caisse des Dépôts), CNP Assurances and EDF Invest, for the sale of 50% of the capital and joint control of Orange Concessions. Subject to obtaining the agreement of the relevant antitrust authorities and all stakeholders, the closing of this transaction should be completed in the second half of 2021 (see Note 4.3).